10. Concentrations (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Concentrations Details
Customer 1	27.50%	38.30%	35.90%	42.90%
Customer 2	0.00%	11.40%	13.10%	0.00%
Totals	27.50%	49.70%	49.00%	42.90%